Inventory (Details) - USD ($)	Aug. 31, 2021	Aug. 31, 2020
Inventory	$ 29,648	$ 116,871
Raw materials [Member]
Inventory	29,648	51,404
Work In Progress [Member]
Inventory	0	15,705
Finished Goods [Member]
Inventory	$ 0	$ 49,762